Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 737,874	$ 616,640
Time deposits	32,510,000	14,323,999
Trade and other receivables	11,734,850	4,262,887
Other current assets	234,443	282,992
Inventories	3,217,204	1,312,062
Advances and prepayments	10,436	15,378
Operating lease right-of-use assets	64,374	24,751
Total current assets	48,509,181	20,838,709
Non current assets
Vessels, net	96,251,707	77,647,921
Total non current assets	96,251,707	77,647,921
Total assets	144,760,888	98,486,630
Current liabilities
Trade accounts payable	3,106,148	1,804,473
Accrued and other liabilities	1,102,162	911,201
Operating lease liabilities	64,374	24,751
Deferred income	78,011	235,651
Total current liabilities	28,824,473	3,357,855
Non current liabilities
Warrant liability	1,347,235	29,161
Total non current liabilities	1,347,235	29,161
Total liabilities	30,171,708	3,387,016
Commitments and contingencies
Capital stock, $0.01 par value, 2,000,000,000 shares authorized at December 31, 2025 and June 30, 2026, 2,356 and 38,690 issued and outstanding at December 31, 2025 and June 30, 2026, respectively (Note 8)	387	24
Additional paid-in capital	102,408,202	90,607,745
Retained earnings	12,174,591	4,485,845
Total stockholders' equity	114,589,180	95,099,614
Total liabilities and stockholders' equity	144,760,888	98,486,630
Series A Preferred Stock [Member]
Non current liabilities
Preferred Stock, 200,000,000 shares authorized Preferred stock, Series A, $0.01 par value, 600,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026	6,000	6,000
Related Party [Member]
Current liabilities
Payable to related parties	$ 24,473,778	$ 381,779